SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Fair Value Measurements and Derivative Instruments (Details)	Dec. 31, 2017 USD ($)
Warehouse Credit Facility
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity	$ 250,000,000